Statutory and other information - Fees and emoluments - executive director (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Basic salary	€ 6,700	€ 7,500	€ 7,000
Share based compensation	2,800	2,800	3,100
Total Directors' emoluments	9,700	10,500	10,300
Executive Director
Disclosure of transactions between related parties [line items]
Basic salary	1,060	1,060	1,060
Bonus (performance and target-related)		950	850
Share based compensation	1,250	1,250	1,250
Total Directors' emoluments	€ 2,310	€ 3,260	€ 3,160